Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract] [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Trading Symbol	ALB
Entity Registrant Name	ALBEMARLE CORP
Entity Central Index Key	0000915913